Employee Benefit Plans - Summary of Defined Benefit Obligation Analyzed by Participant Group and Geography (Detail)	1 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Thomson Reuters Group Pension Plan [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Weighted average duration of defined benefit obligation	12 years	13 years
The Thomson Corporation PLC Pension Scheme [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Weighted average duration of defined benefit obligation	13 years	14 years